Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Entity Information, Former Legal or Registered Name	NantKwest,Inc.
Amendment Flag	false
Entity Central Index Key	0001326110
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	ImmunityBio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37507
Entity Tax Identification Number	43-1979754
Entity Address, Address Line One	3530 John Hopkins Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	633-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	IBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false